Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Mid Cap Value Index Fund | Prospectus Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP VALUE INDEX FUND

		At a meeting held on December 12, 2012, the Board of Trustees of the fund approved a Plan of Liquidation and Termination for the fund. The fund is expected to liquidate on or about April 19, 2013.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the MSCI U.S. Mid Value Index and (b) securities (which may or may not be included in the MSCI U.S. Mid Value Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2012, the market capitalizations of companies included in the MSCI U.S. Mid Value Index ranged from $2.5 million to $18 billion. The fund attempts to match the performance of the MSCI U.S. Mid Value Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

		The fund may invest in futures contracts and depositary receipts. The fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser) and derivatives including stock index futures to manage cash flows.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

		Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class 1:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date: 11.66% (Quarter ended 09/30/2012) Best Quarter: 13.67% (Quarter ended 12/31/2011) Worst Quarter: −18.25% (Quarter ended 9/30/2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2011
Mid Cap Value Index Fund | Prospectus Class 1 Shares | Class 1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JVIOX
Shareholder fees	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.52%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	0.74%
Year 1	rr_ExpenseExampleYear01	76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	918
2011	rr_AnnualReturn2011	(0.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.25%)
Mid Cap Value Index Fund | Prospectus Class 1 Shares | before tax | Class 1
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Mid Cap Value Index Fund | Prospectus Class 1 Shares | after tax on distributions | Class 1
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Mid Cap Value Index Fund | Prospectus Class 1 Shares | after tax on distributions, with sale | Class 1
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Mid Cap Value Index Fund | Prospectus Class 1 Shares | MSCI U.S. Small Cap Value Index (Gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010

[1]	"Other Expenses" include recoupment which was less than 0.01% of the average annual net assets (on an annualized basis).
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.